Variable Interest Entity - Schedule of Consolidated Assets and Liabilities (Details) - VIE's [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 97,472
Accounts receivables, net	2,006
Amounts due from Group companies	2,062
Inventories, net	3,611
Other receivables and other current assets	570
Total current assets	105,721
Non-current Assets
Property and equipment, net	99,675
Operating lease right of use asset, net	34,508
Other non-current assets	1,405
Total non-current assets	135,588
TOTAL ASSETS	241,309
Current liabilities
Amounts due to Group companies	76,226
Operating lease liabilities – current	22,526
Accruals and other payables	36,255
Total current liabilities	135,007
Operating lease liabilities – non-current	12,901
Total non-current liabilities	12,901
TOTAL LIABILITIES	$ 147,908